Schedule of Derivative Liabilites Related to Convertible Notes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Conversion of derivative liability	$ (153,050)
Change in fair value of derivative liability	(92,875)	0
Fair value at December 31, 2014	1,256,159
RM-DC Note [Member]
Fair value at December 31, 2014	1,305,676
MP Note [Member]
Fair value at December 31, 2014	$ 196,408